UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Alternative Capital Strategies Fund

BlackRock Emerging Markets Equity Strategies Fund

BlackRock Short-Term Inflation-Protected Securities Index Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Alternative Capital Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.2%
Lockheed Martin Corp.	220	$58,872
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	767	59,281
Beverages — 0.7%
Coca-Cola Co.	1,389	58,949
Dr. Pepper Snapple Group, Inc.	621	60,809
PepsiCo, Inc.	534	59,733

		179,491
Commercial Services & Supplies — 0.4%
Republic Services, Inc.	1,042	65,448
Waste Management, Inc.	801	58,409

		123,857
Communications Equipment — 0.2%
Cisco Systems, Inc.	1,369	46,272
Containers & Packaging — 0.1%
Bemis Co., Inc.	297	14,511
Distributors — 0.1%
Genuine Parts Co.	276	25,505
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	1,471	61,120
Verizon Communications, Inc.	1,179	57,476

		118,596
Electric Utilities — 1.7%
American Electric Power Co., Inc.	397	26,651
Duke Energy Corp.	499	40,923
Edison International	256	20,380
Eversource Energy	250	14,695
NextEra Energy, Inc.	449	57,638
Pinnacle West Capital Corp.	742	61,868
Portland General Electric Co.	1,350	59,967
Southern Co.	1,225	60,981
Westar Energy, Inc.	1,072	58,177
Xcel Energy, Inc.	1,340	59,563

		460,843
Food & Staples Retailing — 0.5%
CVS Health Corp.	507	39,799
Sysco Corp.	668	34,683
Wal-Mart Stores, Inc.	832	59,971

		134,453
Food Products — 0.7%
General Mills, Inc.	824	48,624
Hershey Co.	538	58,777
J.M. Smucker Co.	416	54,529
Kellogg Co.	470	34,127

		196,057

Common Stocks	Shares	Value
Health Care Equipment & Supplies — 0.2%
Medtronic PLC	572	$46,080
Health Care Providers & Services — 0.2%
Owens & Minor, Inc.	1,613	55,810
Hotels, Restaurants & Leisure — 0.9%
Cracker Barrel Old Country Store, Inc.	268	42,679
Darden Restaurants, Inc.	782	65,430
International Game Technology PLC	548	12,987
McDonald’s Corp.	480	62,213
Six Flags Entertainment Corp.	939	55,861

		239,170
Household Products — 0.7%
Clorox Co.	470	63,370
Kimberly-Clark Corp.	484	63,709
Procter & Gamble Co.	674	60,559

		187,638
Industrial Conglomerates — 0.3%
3M Co.	309	59,121
Honeywell International, Inc.	116	14,485

		73,606
Insurance — 0.1%
Validus Holdings Ltd.	558	31,466
IT Services — 0.3%
Automatic Data Processing, Inc.	424	43,413
Paychex, Inc.	849	50,006

		93,419
Media — 0.1%
Regal Entertainment Group, Class A	682	15,400
Multi-Utilities — 1.5%
Alliant Energy Corp.	673	26,657
Ameren Corp.	533	29,096
CMS Energy Corp.	1,055	47,201
Consolidated Edison, Inc.	804	62,439
Dominion Resources, Inc.	803	62,289
DTE Energy Co.	578	59,020
NorthWestern Corp.	398	23,363
PG&E Corp.	265	17,585
SCANA Corp.	421	27,512
WEC Energy Group, Inc.	974	59,054

		414,216
Pharmaceuticals — 0.9%
Eli Lilly & Co.	807	67,877
Johnson & Johnson	497	61,901
Merck & Co., Inc.	931	59,156

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Pfizer, Inc.	1,693	$57,917

		246,851
Real Estate Investment Trusts (REITs) — 0.1%
Public Storage	64	14,010
Tobacco — 0.2%
Philip Morris International, Inc.	534	60,289
Total Common Stocks — 10.7%		2,895,693

Asset-Backed Securities — 17.6%	Par (000)
Academic Loan Funding Trust, Series 2012-1A, Class A1, 1.78%, 12/27/22 (a)(b)	$28	28,370
AmeriCredit Automobile Receivables Trust, Class D:
Series 2012-4, 2.68%, 10/09/18	86	85,837
Series 2013-1, 2.09%, 2/08/19	100	100,213
Series 2014-4, 3.07%, 11/09/20	100	101,114
AVANT Loans Funding Trust (b):
Series 2016-B, Class A, 3.92%, 8/15/19	35	34,684
Series 2016-B, Class B, 7.80%, 9/15/20	150	155,496
Series 2016-C, Class A, 2.96%, 9/16/19	47	47,424
Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.60%, 9/29/31 (b)	75	74,877
Bayview Opportunity Master Fund IIIb NPL Trust, Series 2015-NPLA, Class A, 3.72%, 7/28/35 (b)	51	51,097
Bayview Opportunity Master Fund IVb Trust, Series 2016-RN4, Class A1, 3.47%, 10/28/31 (b)	75	75,412
Drive Auto Receivables Trust (b):
Series 2015-BA, Class C, 2.76%, 7/15/21	100	100,505
Series 2016-BA, Class B, 2.56%, 6/15/20	100	100,555
Series 2016-BA, Class C, 2.61%, 8/16/21	200	199,974
Series 2016-BA, Class C, 3.19%, 7/15/22	150	151,946
Series 2016-CA, Class B, 2.37%, 11/16/20	100	100,292

Asset-Backed Securities	Par (000)	Value
Drive Auto Receivables Trust (b) (continued):
Series 2017-AA, Class C, 2.98%, 1/18/22	$90	$90,601
GCAT LLC, 4.25%, 10/25/19 (b)	70	69,966
National Collegiate Student Loan Trust (a):
Series 2004-2, Class A4, 1.29%, 11/27/28	29	28,539
Series 2005-1, Class A4, 1.22%, 11/27/28	16	16,233
Series 2006-1, Class A4, 1.23%, 3/27/28	101	99,788
Series 2006-2, Class A3, 1.19%, 11/25/27	84	82,926
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 2.04%, 1/15/21 (b)	99	99,516
OneMain Financial Issuance Trust, Class A (b):
Series 2015-1A, 3.19%, 3/18/26	100	101,058
Series 2015-2A, 2.57%, 7/18/25	100	100,202
Series 2016-2A, 4.10%, 3/20/28	150	153,612
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2, 1.93%, 2/25/35 (a)	28	28,014
Residential Asset Mortgage Trust, Series 2005-EFC4, 1.42%, 9/25/35 (a)	54	53,822
Santander Drive Auto Receivables Trust:
Series 2012-5, Class D, 3.30%, 9/17/18	78	77,646
Series 2013-1, Class C, 1.76%, 1/15/19	8	8,395
Series 2013-3, Class C, 1.81%, 4/15/19	34	33,605
Series 2013-3, Class D, 2.42%, 4/15/19	100	100,467
Series 2013-4, Class C, 3.25%, 1/15/20	41	40,891
Series 2014-1, Class C, 2.36%, 4/15/20	67	66,868
Series 2014-1, Class D, 2.91%, 4/15/20	100	101,058
Series 2014-3, Class D, 2.65%, 8/17/20	100	100,770
Series 2014-4, Class D, 3.10%, 11/16/20	100	101,799

2	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Asset-Backed Securities	Par (000)	Value
Santander Drive Auto Receivables Trust (continued):
Series 2014-5, Class C, 2.46%, 6/15/20	$100	$100,636
Series 2015-1, Class D, 3.24%, 4/15/21	150	152,015
Series 2017-1, Class B, 2.10%, 6/15/21	100	99,879
SLM Private Credit Student Loan Trust, Series 2006-B, Class A4, 1.31%, 3/15/24 (a)	3	3,392
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/29 (b)	117	119,521
SoFi Consumer Loan Program LLC, Class A (b):
Series 2016-2A, 3.09%, 10/27/25	76	76,124
Series 2016-3, 3.05%, 12/26/25	86	86,531
SoFi Consumer Loan Program Trust, Series 2015-1, Class A, 3.28%, 9/15/23 (b)	92	92,553
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (b)	100	100,948
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1, 2.53%, 11/16/48 (b)	100	99,673
Sunset Mortgage Loan Co. 2014-NPL1 LLC, Series 2016-NPL1, Class A, 3.84%, 7/16/47 (b)	93	93,598
US Residential Opportunity Fund III Trust, Class A (b):
Series 2016-2III, 3.47%, 8/27/36	132	131,079
Series 2016-3III, 3.60%, 10/27/36	146	144,761
VOLT LI LLC, Series 2016-NP11, Class A1, 3.50%, 10/25/46 (b)	95	95,968
VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.50%, 2/25/47 (b)	148	147,127
VOLT LV LLC, Series 2017-NPL2, Class A1, 3.50%, 3/25/47 (b)	100	100,054
VOLT XXV LLC, Series 2015-NPL8, Class A1, 3.50%, 6/26/45 (b)	61	60,825
VOLT XXXV, Series 2016-NPL9, Class A1, 3.50%, 9/25/46 (b)	88	87,920
Total Asset-Backed Securities — 17.6%		4,756,176

Corporate Bonds	Par (000)	Value
Aerospace & Defense — 0.6%
L3 Technologies, Inc.:
5.20%, 10/15/19	$50	$53,579
3.95%, 5/28/24	18	18,543
3.85%, 12/15/26	40	40,556
Lockheed Martin Corp., 3.55%, 1/15/26	50	50,817

		163,495
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 6.50%, 6/15/22 (b)	10	10,500
Airlines — 0.4%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)	10	10,162
United Continental Holdings, Inc., 5.00%, 2/01/24	100	99,625

		109,787
Auto Components — 1.1%
Allison Transmission, Inc., 5.00%, 10/01/24 (b)	50	50,500
Ford Motor Credit Co. LLC, 2.01%, 1/09/20 (a)	200	202,137
General Motors Co., 4.00%, 4/01/25	50	50,080

		302,717
Auto Parts — 0.1%
TPC Group, Inc., 8.75%, 12/15/20 (b)	25	22,755
Auto Services — 0.3%
AutoZone, Inc., 2.50%, 4/15/21	75	74,297
Banks — 4.1%
Bank of Montreal, 1.50%, 7/18/19	50	49,478
Bank of New York Mellon Corp., 2.60%, 8/17/20	40	40,451
Bank of Nova Scotia, 2.45%, 3/22/21	50	49,984
Capital One Financial Corp., 6.75%, 9/15/17	50	51,163
CIT Group, Inc., 3.88%, 2/19/19	35	35,831
Credit Suisse, New York, 5.40%, 1/14/20	75	80,474
HSBC Holdings PLC, 4.00%, 3/30/22	50	52,366
HSBC USA, Inc.:
2.75%, 8/07/20	100	101,126
3.50%, 6/23/24	100	101,882

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Banking Corp., 1.56%, 1/11/19 (a)	$250	$250,173
Wells Fargo & Co.:
3.00%, 1/22/21	50	50,901
2.10%, 7/26/21	100	97,942
Westpac Banking Corp.:
1.65%, 5/13/19	55	54,559
1.60%, 8/19/19	100	98,933

		1,115,263
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	50	55,008
BWAY Holding Co., 5.50%, 4/15/24 (b)(c)	25	25,203

		80,211
Building Materials — 0.3%
Eagle Materials, Inc., 4.50%, 8/01/26	50	49,750
Summit Materials LLC, 6.13%, 7/15/23	10	10,200
Vulcan Materials Co., 7.50%, 6/15/21	15	17,560

		77,510
Building Products — 0.2%
Building Materials Corp. of America, 5.38%, 11/15/24 (b)	35	35,459
Louisiana-Pacific Corp., 4.88%, 9/15/24	25	25,125

		60,584
Capital Markets — 3.2%
Goldman Sachs Group, Inc.:
5.95%, 1/18/18	50	51,634
2.55%, 10/23/19	50	50,454
1.92%, 12/13/19 (a)	100	100,722
5.25%, 7/27/21	50	54,846
3.75%, 5/22/25	75	75,925
3.75%, 2/25/26	75	75,481
3.50%, 11/16/26	35	34,217
Jefferies Group LLC, 4.85%, 1/15/27	50	51,039
Morgan Stanley:
2.20%, 12/07/18	40	40,164
2.65%, 1/27/20	50	50,477
2.63%, 11/17/21	50	49,670
4.88%, 11/01/22	25	27,031
3.70%, 10/23/24	25	25,359
3.88%, 1/27/26	50	50,665
3.13%, 7/27/26	90	85,903

Corporate Bonds	Par (000)	Value
Capital Markets (continued)
National Financial Partners Corp., 9.00%, 7/15/21 (b)	$35	$36,990

		860,577
Chemicals — 0.8%
Ashland, Inc., 4.75%, 8/15/22	35	36,225
Dow Chemical Co., 8.55%, 5/15/19	50	56,680
Monsanto Co., 2.20%, 7/15/22	50	47,865
Olin Corp., 5.13%, 9/15/27	50	50,845
PolyOne Corp., 5.25%, 3/15/23	35	35,263

		226,878
Commercial Services & Supplies — 0.3%
Park Aerospace Holdings Ltd., 5.50%, 2/15/24 (b)	85	88,400
Communications Equipment — 0.7%
Juniper Networks, Inc., 3.30%, 6/15/20	50	51,141
Motorola Solutions, Inc., 4.00%, 9/01/24	54	54,095
Plantronics, Inc., 5.50%, 5/31/23 (b)	50	50,438
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25	30	32,381

		188,055
Construction & Engineering — 0.2%
AECOM, 5.13%, 3/15/27 (b)	50	50,125
Construction Materials — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)	30	30,525
Consumer Discretionary — 0.1%
ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)	25	25,625
Consumer Finance — 1.2%
Ally Financial, Inc., 5.13%, 9/30/24	25	25,719
American Express Co., 8.13%, 5/20/19	50	56,288
Everi Payments, Inc., 10.00%, 1/15/22	20	20,750
MasterCard, Inc., 2.95%, 11/21/26	80	79,634
Navient Corp.:
5.00%, 10/26/20	15	14,962
6.63%, 7/26/21	25	25,875
6.13%, 3/25/24	50	47,625
Synchrony Financial, 2.60%, 1/15/19	25	25,195

4	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Consumer Finance (continued)
Visa, Inc., 3.15%, 12/14/25	$40	$40,138

		336,186
Containers & Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23	15	15,019
Clearwater Paper Corp., 5.38%, 2/01/25 (b)	35	34,650

		49,669
Diversified Financial Services — 4.5%
Aircastle Ltd., 5.13%, 3/15/21	35	37,100
Bank of America Corp.:
7.63%, 6/01/19	50	55,739
5.00%, 5/13/21	50	54,289
3.82%, 1/20/28 (a)	50	50,084
Citigroup, Inc.:
2.05%, 12/07/18	50	50,091
2.05%, 6/07/19	50	49,957
2.45%, 1/10/20	35	35,150
4.50%, 1/14/22	50	53,509
CME Group, Inc., 3.00%, 9/15/22	25	25,521
FS Investment Corp., 4.75%, 5/15/22	25	25,568
General Motors Financial Co., Inc.:
2.40%, 5/09/19	35	35,075
3.50%, 7/10/19	35	35,958
4.20%, 3/01/21	50	52,192
3.45%, 4/10/22	50	50,382
Intercontinental Exchange, Inc., 3.75%, 12/01/25	25	25,812
JPMorgan Chase & Co.:
1.70%, 3/01/18	50	50,011
6.30%, 4/23/19	50	54,313
2.55%, 3/01/21	50	50,066
4.63%, 5/10/21	50	53,867
2.40%, 6/07/21	50	49,742
2.97%, 1/15/23	100	99,921
3.88%, 9/10/24	25	25,340
3.13%, 1/23/25	50	49,129
3.30%, 4/01/26	50	48,923
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 6/01/22	50	50,000
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/25	25	24,969
WMG Acquisition Corp., 5.00%, 8/01/23 (b)	25	25,250

		1,217,958
Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
5.50%, 2/01/18	—	—
5.88%, 10/01/19	50	54,435
2.80%, 2/17/21	50	50,149

Corporate Bonds	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued):
3.20%, 3/01/22	$40	$40,377
3.00%, 6/30/22	50	49,740
3.40%, 5/15/25	50	48,296
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23	25	25,607
CenturyLink, Inc., 6.45%, 6/15/21	50	53,119
Frontier Communications Corp., 8.50%, 4/15/20	35	36,925
Verizon Communications, Inc., 4.50%, 9/15/20	50	53,219

		411,867
Electric Utilities — 1.8%
Berkshire Hathaway Energy Co., 2.40%, 2/01/20	50	50,374
Dominion Resources, Inc., Series B, 2.75%, 1/15/22	50	49,741
Duke Energy Corp., 3.05%, 8/15/22	50	50,390
Exelon Generation Co. LLC, 4.00%, 10/01/20	25	25,978
Progress Energy, Inc., 4.88%, 12/01/19	50	53,271
PSEG Power LLC, 3.00%, 6/15/21	100	100,789
Southern Co., 2.45%, 9/01/18	50	50,420
Southern Power Co., 1.85%, 12/01/17	50	50,049
Talen Energy Supply LLC:
4.63%, 7/15/19 (b)	35	35,787
6.50%, 6/01/25	15	12,713

		479,512
Electronic Equipment, Instruments & Components — 0.2%
Fortive Corp., 1.80%, 6/15/19 (b)	30	29,813
Tech Data Corp., 3.70%, 2/15/22	30	30,104

		59,917
Energy Equipment & Services — 0.3%
Transocean, Inc.:
5.55%, 10/15/22	25	23,516
9.00%, 7/15/23 (b)	50	53,375

		76,891
Food & Staples Retailing — 0.5%
Lamb Weston Holdings, Inc., 4.88%, 11/01/26 (b)	100	102,000
Sysco Corp., 2.60%, 10/01/20	25	25,209

		127,209

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Food Products — 0.7%
JBS USA LLC / BS USA Finance, Inc., 5.88%, 7/15/24 (b)	$35	$36,050
Kraft Heinz Foods Co., 2.00%, 7/02/18	100	100,248
Post Holdings, Inc., 5.50%, 3/01/25 (b)	45	45,225

		181,523
Gas Utilities — 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24	50	49,250
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories:
2.35%, 11/22/19	65	65,269
2.90%, 11/30/21	50	50,219
3.40%, 11/30/23	100	101,033
Boston Scientific Corp.:
2.85%, 5/15/20	50	50,694
3.38%, 5/15/22	50	50,944
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)	50	43,625
Hill-Rom Holdings, Inc., 5.00%, 2/15/25 (b)	50	49,938
Stryker Corp., 4.38%, 1/15/20	50	53,003
Teleflex, Inc., 4.88%, 6/01/26	25	25,125

		489,850
Health Care Providers & Services — 0.6%
Centene Corp., 5.63%, 2/15/21	30	31,398
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	40	40,700
HCA, Inc.:
3.75%, 3/15/19	35	35,788
5.00%, 3/15/24	50	52,437

		160,323
Hotels, Restaurants & Leisure — 2.0%
Burger King / New Red Finance, Inc., 4.63%, 1/15/22 (b)	35	35,831
GLP Capital LP / GLP Financing II, Inc., 4.88%, 11/01/20	35	36,634
International Game Technology PLC, 6.50%, 2/15/25 (b)	200	213,000
McDonald’s Corp.:
2.20%, 5/26/20	50	50,072
2.63%, 1/15/22	100	99,912
3.38%, 5/26/25	50	50,412
Scientific Games International, Inc., 10.00%, 12/01/22	15	15,994

Corporate Bonds	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Worldwide Corp., 2.50%, 3/01/18	$50	$50,241

		552,096
Household Durables — 0.1%
RSI Home Products, Inc., 6.50%, 3/15/23 (b)	15	15,450
Shea Homes LP / Shea Homes Funding Corp., 6.13%, 4/01/25 (b)	25	25,125

		40,575
Household Products — 0.1%
Newell Rubbermaid, Inc., 2.15%, 10/15/18	25	25,106
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.:
7.38%, 7/01/21	65	73,450
5.50%, 3/15/24	50	50,750

		124,200
Insurance — 1.3%
Aflac, Inc., 4.00%, 2/15/22	50	53,058
Allstate Corp., 3.28%, 12/15/26	25	25,101
American Financial Group, Inc., 3.50%, 8/15/26	50	48,538
American International Group, Inc., 5.85%, 1/16/18	—	—
CNO Financial Group, Inc., 4.50%, 5/30/20	10	10,325
HUB International Ltd., 7.88%, 10/01/21 (b)	25	26,062
Marsh & McLennan Cos., Inc., 2.35%, 9/10/19	50	50,352
Radian Group, Inc., 5.25%, 6/15/20	75	78,844
Trinity Acquisition PLC, 3.50%, 9/15/21	50	50,832

		343,112
Internet Software & Services — 0.4%
Expedia, Inc., 4.50%, 8/15/24	25	26,169
Priceline Group, Inc., 3.60%, 6/01/26	50	49,673
VeriSign, Inc., 4.63%, 5/01/23	35	35,394

		111,236
IT Services — 0.1%
Verisk Analytics, Inc., 4.00%, 6/15/25	25	25,410

6	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Machinery — 0.1%
Stanley Black & Decker, Inc., 1.62%, 11/17/18	$40	$39,857
Media — 2.3%
CBS Corp., 2.90%, 1/15/27	50	46,494
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20	50	51,432
4.91%, 7/23/25	100	105,667
CSC Holdings LLC, 5.25%, 6/01/24	50	49,812
DISH DBS Corp.:
5.88%, 11/15/24	25	26,256
7.75%, 7/01/26	100	116,250
Hughes Satellite Systems Corp. (b):
5.25%, 8/01/26	35	34,913
6.63%, 8/01/26	55	56,237
Sirius XM Radio, Inc. (b):
5.38%, 4/15/25	35	35,823
5.38%, 7/15/26	50	51,125
Time Warner Cable, Inc., 4.00%, 9/01/21	20	20,732
Univision Communications, Inc., 5.13%, 2/15/25 (b)	15	14,756

		609,497
Metals & Mining — 1.0%
Aleris International, Inc., 7.88%, 11/01/20	13	12,838
ArcelorMittal, 10.60%, 6/01/19	25	29,500
Freeport-McMoRan, Inc.:
3.55%, 3/01/22	50	46,375
3.88%, 3/15/23	50	45,981
Kinross Gold Corp., 5.95%, 3/15/24	50	52,875
Teck Resources Ltd., 6.25%, 7/15/41	25	25,937
United States Steel Corp.:
7.38%, 4/01/20	17	18,275
8.38%, 7/01/21 (b)	25	27,750

		259,531
Multi-Utilities — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24	45	45,225
5.50%, 5/20/25	50	49,625

		94,850
Oil, Gas & Consumable Fuels — 1.9%
BP Capital Markets PLC, 2.24%, 9/26/18	50	50,352

Corporate Bonds	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP, 3.95%, 12/01/26	$25	$24,485
Enable Midstream Partners LP, 4.40%, 3/15/27	35	34,739
Kinder Morgan, Inc., 3.05%, 12/01/19	25	25,421
Marathon Petroleum Corp., 2.70%, 12/14/18	50	50,429
ONEOK, Inc., 7.50%, 9/01/23	50	58,383
Rowan Cos., Inc., 7.38%, 6/15/25	50	50,250
Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	50	54,207
TransCanada PipeLines, Ltd.:
3.13%, 1/15/19	30	30,588
3.80%, 10/01/20	50	52,350
Williams Partners LP:
4.30%, 3/04/24	50	51,448
3.90%, 1/15/25	25	24,967
WPX Energy, Inc., 7.50%, 8/01/20	15	15,900

		523,519
Personal Products — 0.2%
Avon International Operations, Inc., 7.88%, 8/15/22 (b)	50	52,750
Pharmaceuticals — 1.0%
AbbVie, Inc.:
1.80%, 5/14/18	50	50,056
2.30%, 5/14/21	25	24,686
Johnson & Johnson, 2.95%, 3/03/27	75	74,911
Laboratory Corp. of America Holdings, 2.50%, 11/01/18	50	50,435
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/19	50	49,640
Valeant Pharmaceuticals International, Inc., 5.38%, 3/15/20 (b)	15	13,425

		263,153
Producer Durables: Miscellaneous — 0.2%
CA, Inc., 3.60%, 8/15/22	25	25,368
Open Text Corp., 5.88%, 6/01/26 (b)	40	41,900

		67,268
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 3.50%, 1/31/23	25	25,148
Digital Realty Trust, Inc., 3.40%, 10/01/20	50	51,280
Hospitality Properties Trust: 4.50%, 6/15/23	50	51,714

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	7

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Corporate Bonds	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Hospitality Properties Trust (continued):
4.95%, 2/15/27	$50	$51,341

		179,483
Road & Rail — 0.1%
OPE KAG Finance Sub, Inc., 7.88%, 7/31/23 (b)	15	15,338
Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc., 2.50%, 12/05/21	25	24,760
Applied Materials, Inc., 3.30%, 4/01/27	30	30,119
Broadcom Corp./Broadcom Cayman Finance Ltd. (b):
2.38%, 1/15/20	75	74,991
3.00%, 1/15/22	75	74,905
3.63%, 1/15/24	40	40,295
NVIDIA Corp., 3.20%, 9/16/26	50	48,498

		293,568
Software — 0.4%
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)	15	15,112
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	50	52,375
Infor US, Inc., 6.50%, 5/15/22	30	30,828

		98,315
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.:
2.50%, 2/09/22	100	100,443
3.35%, 2/09/27	65	65,777
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18	75	75,904
4.90%, 10/15/25	50	51,937
Seagate HDD Cayman, 4.25%, 3/01/22 (b)	40	39,616
Western Digital Corp., 10.50%, 4/01/24	45	53,044

		386,721
Thrifts & Mortgage Finance — 0.1%
Quicken Loans, Inc., 5.75%, 5/01/25 (b)	15	14,738
Tobacco — 1.1%
Alliance One International, Inc., 9.88%, 7/15/21	25	21,625
Altria Group, Inc., 4.00%, 1/31/24	50	52,579
Philip Morris International, Inc.:
2.00%, 2/21/20	50	49,875
2.63%, 2/18/22	70	69,953
3.25%, 11/10/24	25	25,130

Corporate Bonds	Par (000)	Value
Tobacco (continued)
Reynolds American, Inc., 2.30%, 6/12/18	$50	$50,300
Vector Group Ltd., 6.13%, 2/01/25 (b)	35	35,744

		305,206
Wireless Telecommunication Services — 0.9%
American Tower Corp., 3.30%, 2/15/21	50	50,702
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 4/15/23 (b)	15	15,563
DuPont Fabros Technology LP, 5.63%, 6/15/23	15	15,600
Sprint Communications, Inc., 6.00%, 11/15/22	25	25,562
Sprint Corp., 7.88%, 9/15/23	25	27,687
T-Mobile USA, Inc.:
6.63%, 4/01/23	50	53,359
6.38%, 3/01/25	50	53,875

		242,348
Total Corporate Bonds — 43.6%		11,795,336

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.9%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (a)	100	102,137
COMM Mortgage Trust, Series 2007-C9, Class A1A, 5.81%, 12/10/49 (a)	8	8,096
Commercial Mortgage Trust, Series 2008-LS1, Class A4B, 6.10%, 12/10/49 (a)	53	53,878
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.95%, 8/10/45 (a)	33	33,038
ML-CFC Commercial Mortgage Trust, Series 2007-7, Class A4, 5.79%, 6/12/50 (a)	38	38,453
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A, 5.76%, 6/15/49 (a)	$18	$18,446
Total Non-Agency Mortgage-Backed Securities — 0.9%		254,048

8	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

U.S. Government Sponsored Agency Securities	Par (000)	Value
Collateralized Mortgage Obligations — 6.1%
Fannie Mae Connecticut Avenue Securities (a):
Series 2014-C02, Class 2M1, 1.93%, 5/25/24	$24	$23,671
Series 2014-C02, Class 2M2, 3.58%, 5/25/24	100	101,564
Series 2014-C03, Class 2M1, 2.18%, 7/25/24	26	26,085
Series 2014-C03, Class 2M2, 3.88%, 7/25/24	100	102,837
Series 2014-C04, Class 1M1, 2.93%, 11/25/24	6	6,025
Series 2014-C04, Class 1M2, 5.98%, 11/25/24	117	129,572
Series 2015-C01, Class 1M2, 5.28%, 2/25/25	90	95,999
Series 2015-C02, Class 2M2, 4.98%, 5/25/25	194	203,334
Series 2015-C03, Class 2M1, 2.48%, 7/25/25	17	17,174
Series 2015-C03, Class 1M2, 5.98%, 7/25/25	100	109,995
Series 2015-C04, Class 1M2, 6.68%, 4/25/28	100	113,132
Series 2015-C04, Class 2M1, 2.68%, 4/25/28	36	35,808
Series 2016-C03, Class 2M1, 3.18%, 10/25/28	86	86,769
Series 2016-C04, Class 1M1, 2.43%, 1/25/29	144	145,803
Series 2016-C05, Class 2M1, 2.33%, 1/25/29	86	86,410
Series 2017-C01, Class 1M1, 2.28%, 7/25/29	99	99,441
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DN1, Class M3, 5.13%, 1/25/25 (a)	250	266,601

		1,650,220

U.S. Government Sponsored Agency Securities	Par (000)	Value
Mortgage-Backed Securities — 36.9%
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/47 (d)	$271	$268,877
3.50%, 11/01/45 - 5/01/47 (d)	1,332	1,363,296
4.00%, 4/01/32 - 4/01/47 (d)	1,115	1,169,846
4.50%, 4/01/32 - 4/01/47 (d)	1,645	1,762,768
5.00%, 2/01/41 - 4/01/47 (d)	1,351	1,483,986
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/47 (d)	360	356,681
3.50%, 4/01/32 - 4/01/47 (d)	679	698,218
4.00%, 4/01/32 - 4/01/47 (d)	527	552,969
4.50%, 5/01/42 - 4/01/47 (d)	64	68,343
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/13/47 (d)	75	75,656
3.50%, 7/20/46 - 4/20/47 (d)	924	958,865
4.00%, 11/20/46 - 4/13/47 (d)	585	617,483
4.50%, 4/13/47 (d)	401	427,674
5.00%, 4/13/47 (d)	175	187,771

		9,992,433
Total U.S. Government Sponsored Agency Securities — 43.0%		11,642,653
Total Long-Term Investments (Cost — $30,994,619) — 115.8%		31,343,906
Options Purchased (Cost — $12,400) — 0.0%		2,250
Total Investments Before TBA Sale Commitments and Options Written (Cost — $31,007,019*) — 115.8%		31,346,156
Options Written (Premiums Received — $3,200) — (0.0)%		(500)

TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed Securities: 3.50%, 4/01/32 - 4/01/47	201	(208,446)
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/32	25	(25,572)
Ginnie Mae Mortgage-Backed Securities, 3.00%, 4/13/47	410	(413,587)
Total TBA Sale Commitments (Proceeds — $640,011) — (2.4)%		(647,605)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	9

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Value
Total Investments, Net of TBA Sale Commitments and Options Written (Cost — $30,363,808) — 113.4%	$30,698,051
Liabilities in Excess of Other Assets — (13.4)%	(3,631,714)

Net Assets — 100.0%	$27,066,337

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$31,019,902

Gross unrealized appreciation	$501,286
Gross unrealized depreciation	(175,032)

Net unrealized appreciation	$326,254

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	$926,705	$5,597
Barclays Capital, Inc.	$347,864	$1,622
BNP Paribas S.A.	$125,233	$149
Citigroup Global Markets, Inc.	$153,549	$1,428
Credit Suisse Securities (USA) LLC	$1,751,012	$903
Goldman Sachs & Co.	$186,441	$2,299
J.P. Morgan Securities LLC	$275,048	$1,621
Mizuho Securities USA, Inc.	$171,238	$993
Morgan Stanley & Co. LLC	$204,734	$1,676
Nomura Securities International, Inc.	$486,601	$4,367

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	406,999	(406,999)	—	—	$197	—	—

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(4)	2-Year U.S. Treasury Note	June 2017	$	865,813	$(68)
8	5-Year U.S. Treasury Note	June 2017	$	941,813	(208)
16	10-Year Australian Treasury Bond	June 2017	$	1,570,146	29,166
6	10-Year U.S. Treasury Note	June 2017	$	747,375	750
(6)	10-Year U.S. Ultra Long Treasury Note	June 2017	$	803,344	(2,591)
(2)	Euro BTP Futures	June 2017	$	278,840	(3,010)
(1)	Euro Bund Futures	June 2017	$	172,203	42
(3)	Euro OAT Futures	June 2017	$	470,587	(4,344)
1	Long U.S. Treasury Bond	June 2017	$	150,844	3,592
(11)	UK Long Gilt Futures	June 2017	$	1,758,295	(21,297)
2	Ultra Long U.S. Treasury Bond	June 2017	$	321,250	8,247
Total					$10,279

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,427	GBP	15,000	Barclays Bank PLC	4/05/17	$(367)
USD	18,723	GBP	15,000	State Street Bank and Trust Co.	4/05/17	70
USD	18,736	GBP	15,000	State Street Bank and Trust Co.	5/03/17	(71)
AUD	10,000	USD	7,638	Barclays Bank PLC	6/21/17	(8)
EUR	3,000	USD	3,220	Deutsche Bank AG	6/21/17	(8)
GBP	10,000	USD	12,457	UBS AG	6/21/17	96
USD	10,829	EUR	10,000	Deutsche Bank AG	6/21/17	121
USD	12,448	GBP	10,000	Deutsche Bank AG	6/21/17	(104)
Total						$(271)

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index	Call	Barclays Bank PLC	04/19/17	USD	18.00	10,000	$2,250

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index	Call	Barclays Bank PLC	04/19/17	USD	30.00	10,000	$(500)

Centrally Cleared Credit Default Swaps — Buy Protection
Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North America High Yield Index, Series 28, Version 1	5.00%	6/20/22	USD	620		$(181)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	11

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities	Morgan Stanley & Co. International PLC	5/24/17	$32,914	$274,186	[2]	$310,827
Long/Short:	Bank of America N.A.	5/01/17	187	210,684	[3]	253,267
	Morgan Stanley & Co. International PLC	2/07/19	70,250	18,776	[4]	90,337
	Bank of America N.A.	5/01/17	(209,415)	311,685	[5]	102,463
Total			$(106,064)	$815,331		$756,894

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 505 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Garban Intercapital Federal Funds Rate Open

[2]	Amount includes $(3,727) of net dividends and financing fees.

[3]	Amount includes $(42,396) of net dividends and financing fees.

[4]	Amount includes $(1,311) of net dividends and financing fees.

[5]	Amount includes $(193) of net dividends and financing fees.

12	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley &
Co. International PLC as of March 31, 2017, expiration date 5/24/17:
	Shares	Value
Reference Entity — Long
Aerospace & Defense
Arconic, Inc.	636	$16,752
Northrop Grumman Corp.	2	476
Raytheon Co.	636	96,990
Valeant Pharmaceuticals International, Inc.	1,053	11,614

		125,832
Air Freight & Logistics
United Parcel Service, Inc., Class B	828	88,844
Airlines
JetBlue Airways Corp.	1,312	27,040
Southwest Airlines Co.	85	4,570

		31,610
Chemicals
Air Products & Chemicals, Inc.	30	4,059
Commercial Services & Supplies
Republic Services, Inc.	507	31,845
Communications Equipment
Cisco Systems, Inc.	2,856	96,533
Motorola Solutions, Inc.	39	3,362

		99,895
Construction Materials
Vulcan Materials Co.	235	28,313
Consumer Finance
American Express Co.	317	25,078
Capital One Financial Corp.	113	9,793
OneMain Holdings, Inc.	1,044	25,943

		60,814
Containers & Packaging
International Paper Co.	576	29,249
Electric Utilities
Duke Energy Corp.	1,205	98,822
Exelon Corp.	275	9,894

		108,716
Energy Equipment & Services
Baker Hughes, Inc.	75	4,486
Halliburton Co.	1,386	68,205

		72,691
Food & Staples Retailing
Wal-Mart Stores, Inc.	760	54,781

	Shares	Value
Reference Entity — Long
Food Products
General Mills, Inc.	673	$39,714
Health Care Providers & Services
HCA Holdings, Inc.	644	57,310
Hotels, Restaurants & Leisure
Carnival Corp.	56	3,299
Darden Restaurants, Inc.	44	3,681
Royal Caribbean Cruises Ltd.	390	38,263

		45,243
Household Products
Colgate-Palmolive Co.	1,241	90,829
Kimberly-Clark Corp.	288	37,909

		128,738
Independent Power and Renewable Electricity Producers
AES Corp.	8,022	89,686
NRG Energy, Inc.	1,980	37,026

		126,712
Industrial Conglomerates
3M Co.	514	98,344
Insurance
Aon PLC	678	80,472
Hartford Financial Services Group, Inc.	64	3,076
Loews Corp.	736	34,423
Prudential Financial, Inc.	31	3,307
Travelers Cos., Inc.	227	27,363
XL Group Ltd.	300	11,958

		160,599
IT Services
First Data Corp., Class A	446	6,913
Leisure Products
Hasbro, Inc.	599	59,792
Machinery
Deere & Co.	81	8,818
Meritor, Inc.	1,218	20,864

		29,682
Media
TEGNA, Inc.	2,424	62,103
Viacom, Inc., Class B	349	16,270

		78,373
Metals & Mining
Barrick Gold Corp.	3,937	74,764
Newmont Mining Corp.	1,344	44,298
Teck Resources Ltd., Class B	483	$10,578

		129,640

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	13

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Multiline Retail
Macy’s, Inc.	1,172	$34,738
Nordstrom, Inc.	387	18,023

		52,761
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	59	3,658
Apache Corp.	334	17,164
Devon Energy Corp.	1,942	81,020
Exxon Mobil Corp.	524	42,973
Murphy Oil Corp.	1,683	48,117
Tesoro Corp.	25	2,027
Valero Energy Corp.	88	5,834
Williams Cos., Inc.	233	6,894

		207,687
Pharmaceuticals
Pfizer, Inc.	1,009	34,518
Real Estate Investment Trusts (REITs)
Kimco Realty Corp.	678	14,977
Road & Rail
Norfolk Southern Corp.	438	49,043
Ryder System, Inc.	334	25,197

		74,240
Specialty Retail
Home Depot, Inc.	662	97,201
Total Reference Entity — Long		2,179,093

Reference Entity — Short
Beverages
Molson Coors Brewing Co.	(477)	(45,654)
Chemicals
Agrium, Inc.	(446)	(42,615)
Diversified Telecommunication Services
Frontier Communications Corp.	(2,127)	(4,552)
Electric Utilities
Southern Co.	(1,929)	(96,025)
Energy Equipment & Services
Transocean Ltd.	(7,774)	(96,786)
Food Products
Archer-Daniels-Midland Co.	(1,941)	(89,364)
Kellogg Co.	(1,164)	(84,518)

		(173,882)

	Shares	Value
Reference Entity — Short
Health Care Equipment & Supplies
Abbott Laboratories	(1,687)	$(74,920)
Household Durables
Lennar Corp.	(854)	(43,716)
Mohawk Industries, Inc.	(278)	(63,798)
Newell Rubbermaid, Inc.	(48)	(2,264)
Whirlpool Corp.	(22)	(3,770)

		(113,548)
Industrial Conglomerates
General Electric Co.	(2,850)	(84,930)
Internet & Direct Marketing Retail
Expedia, Inc.	(607)	(76,585)
IT Services
Western Union Co.	(3,345)	(68,071)
Machinery
Caterpillar, Inc.	(126)	(11,688)
Stanley Black & Decker, Inc.	(752)	(99,918)

		(111,606)
Media
Comcast Corp., Class A	(2,086)	(78,413)
Multi-Utilities
Dominion Resources, Inc.	(1,247)	(96,730)
Sempra Energy	(183)	(20,221)

		(116,951)
Multiline Retail
JC Penney Co., Inc.	(12,517)	(77,105)
Kohl’s Corp.	(724)	(28,822)

		(105,927)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	(17,119)	(101,687)
Chevron Corp.	(400)	(42,948)
Suncor Energy, Inc.	(2,975)	(91,481)

		(236,116)
Real Estate Investment Trusts (REITs)
HCP, Inc.	(2,697)	(84,362)
Simon Property Group, Inc.	(70)	(12,042)

		(96,404)
Road & Rail
Avis Budget Group, Inc.	(392)	(11,595)
Hertz Global Holdings, Inc.	(631)	(11,068)

		(22,663)
Semiconductors & Semiconductor Equipment
Intel Corp.	(1,554)	(56,053)

14	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Specialty Retail
Gap, Inc.	(3,069)	$(74,546)
L Brands, Inc.	(323)	(15,213)

		(89,759)
Textiles, Apparel & Luxury Goods
VF Corp.	(740)	(40,678)
Wireless Telecommunication Services
Rogers Communications, Inc.	(817)	(36,128)
Total Reference Entity — Short		(1,868,266)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$310,827

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A., as of March 31, 2017, expiration date 5/01/17:
Reference Entity — Long
Aerospace & Defense
Arconic, Inc.	976	25,708
Boeing Co.	535	94,620
General Dynamics Corp.	521	97,531
Lockheed Martin Corp.	361	96,604
Northrop Grumman Corp.	396	94,185
Valeant Pharmaceuticals International, Inc.	984	10,853

		419,501
Air Freight & Logistics
United Parcel Service, Inc., Class B	55	5,902
Airlines
JetBlue Airways Corp.	2,664	54,905
Southwest Airlines Co.	1,679	90,263

		145,168
Biotechnology
Amgen, Inc.	559	91,715
Chemicals
Air Products & Chemicals, Inc.	282	38,152
Eastman Chemical Co.	1,228	99,222

		137,374
Commercial Services & Supplies
Republic Services, Inc.	1,068	67,081
Waste Management, Inc.	1,336	97,421

		164,502

	Shares	Value
Reference Entity — Long
Communications Equipment
Motorola Solutions, Inc.	1,129	$97,342
Construction Materials
Vulcan Materials Co.	567	68,312
Consumer Finance
American Express Co.	857	67,797
Capital One Financial Corp.	634	54,942
OneMain Holdings, Inc.	2,449	60,858

		183,597
Containers & Packaging
International Paper Co.	1,145	58,143
Packaging Corp. of America	1,026	94,002
WestRock Co.	1,812	94,279

		246,424
Electric Utilities
Exelon Corp.	2,020	72,680
FirstEnergy Corp.	3,033	96,510

		169,190
Energy Equipment & Services
Baker Hughes, Inc.	1,542	92,242
Halliburton Co.	446	21,948

		114,190
Food & Staples Retailing
Wal-Mart Stores, Inc.	619	44,618
Food Products
Campbell Soup Co.	1,634	93,530
General Mills, Inc.	884	52,165
Hershey Co.	913	99,745

		245,440
Health Care Equipment & Supplies
Baxter International, Inc.	1,903	98,690
Boston Scientific Corp.	2,150	53,470

		152,160
Health Care Providers & Services
HCA Holdings, Inc.	456	40,580
Humana, Inc.	451	92,969
Quest Diagnostics, Inc.	1,005	98,681

		232,230
Hotels, Restaurants & Leisure
Carnival Corp.	1,593	93,844
Darden Restaurants, Inc.	1,161	97,141
McDonald’s Corp.	761	98,633
Royal Caribbean Cruises Ltd.	583	57,198

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	15

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	1,447	$92,463

		439,279
Household Durables
Toll Brothers, Inc.	2,670	96,414
Household Products
Colgate-Palmolive Co.	100	7,319
Kimberly-Clark Corp.	410	53,969
Procter & Gamble Co.	1,092	98,116

		159,404
Independent Power and Renewable Electricity Producers
NRG Energy, Inc.	3,366	62,944
Insurance
Allstate Corp.	1,193	97,218
Hartford Financial Services Group, Inc.	613	29,467
Lincoln National Corp.	1,469	96,146
Loews Corp.	1,331	62,251
Marsh & McLennan Cos., Inc.	1,260	93,101
Prudential Financial, Inc.	862	91,958
Travelers Cos., Inc.	501	60,391
Unum Group	474	22,226
XL Group Ltd.	2,132	84,981

		637,739
IT Services
First Data Corp., Class A	5,594	86,707
International Business Machines Corp.	531	92,468
Xerox Corp.	5,925	43,490

		222,665
Leisure Products
Hasbro, Inc.	190	18,966
Machinery
Cummins, Inc.	618	93,442
Deere & Co.	812	88,394
Meritor, Inc.	1,306	22,372

		204,208
Media
CBS Corp., Class B	1,430	99,185
Omnicom Group, Inc.	1,134	97,762
TEGNA, Inc.	1,335	34,203
Twenty-First Century Fox, Inc., Class A	3,063	99,210
Viacom, Inc., Class B	366	17,063
Walt Disney Co.	884	100,237

		447,660
Metals & Mining
Barrick Gold Corp.	1,076	20,433
Newmont Mining Corp.	1,518	50,034

	Shares	Value
Reference Entity — Long
Metals & Mining (continued)
Nucor Corp.	1,550	$92,566
Teck Resources Ltd., Class B	4,009	87,797

		250,830
Multi-Utilities
CenterPoint Energy, Inc.	3,551	97,901
Multiline Retail
Macy’s, Inc.	1,905	56,464
Nordstrom, Inc.	1,393	64,872
Target Corp.	1,747	96,417

		217,753
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	1,476	91,512
Apache Corp.	1,554	79,860
Devon Energy Corp.	333	13,893
Exxon Mobil Corp.	599	49,124
Kinder Morgan, Inc.	4,418	96,047
Marathon Oil Corp.	2,272	35,898
Murphy Oil Corp.	1,829	52,291
Newfield Exploration Co.	632	23,327
Tesoro Corp.	1,132	91,760
Valero Energy Corp.	1,298	86,044
Williams Cos., Inc.	3,041	89,983

		709,739
Pharmaceuticals
Bristol-Myers Squibb Co.	843	45,842
Johnson & Johnson	769	95,779
Pfizer, Inc.	1,179	40,334

		181,955
Real Estate Investment Trusts (REITs)
Kimco Realty Corp.	3,093	68,324
Road & Rail
Canadian National Railway Co.	1,286	95,074
CSX Corp.	444	20,668
Norfolk Southern Corp.	334	37,398
Ryder System, Inc.	938	70,763
Union Pacific Corp.	868	91,938

		315,841
Software
CA, Inc.	2,532	80,315
Specialty Retail
AutoZone, Inc.	86	62,182
Lowe’s Cos., Inc.	1,185	97,419

		159,601

16	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Technology Hardware, Storage & Peripherals
HP, Inc.	5,655	$101,111
Total Reference Entity — Long		6,990,314

Reference Entity — Short
Aerospace & Defense
Honeywell International, Inc.	(383)	(47,825)
Textron, Inc.	(2,009)	(95,609)

		(143,434)
Air Freight & Logistics
FedEx Corp.	(479)	(93,477)
Auto Components
American Axle & Manufacturing Holdings, Inc.	(821)	(15,418)
BorgWarner, Inc.	(961)	(40,160)
Goodyear Tire & Rubber Co.	(431)	(15,516)
Johnson Controls International PLC	(2,139)	(90,095)

		(161,189)
Automobiles
Ford Motor Co.	(3,176)	(36,969)
General Motors Co.	(467)	(16,513)

		(53,482)
Beverages
Coca-Cola Co.	(2,273)	(96,466)
Constellation Brands, Inc.	(608)	(98,539)
Molson Coors Brewing Co.	(486)	(46,515)
PepsiCo, Inc.	(880)	(98,437)

		(339,957)
Chemicals
Olin Corp.	(2,941)	(96,671)
Potash Corp. of Saskatchewan, Inc.	(2,672)	(45,638)
PPG Industries, Inc.	(758)	(79,650)
RPM International, Inc.	(1,705)	(93,826)
Sherwin-Williams Co.	(314)	(97,400)

		(413,185)
Commercial Services & Supplies
RR Donnelley & Sons Co.	(2,319)	(28,083)
Consumer Finance
Ally Financial, Inc.	(4,778)	(97,136)
Navient Corp.	(1,626)	(24,000)

		(121,136)
Diversified Financial Services
Berkshire Hathaway, Inc., Class B	(551)	(91,841)
Welltower, Inc.	(1,391)	(98,510)

		(190,351)

	Shares	Value
Reference Entity — Short
Diversified Telecommunication Services
AT&T, Inc.	(2,283)	$(94,859)
Frontier Communications Corp.	(13,725)	(29,372)
Verizon Communications, Inc.	(546)	(26,617)

		(150,848)
Electric Utilities
American Electric Power Co., Inc.	(292)	(19,602)
Entergy Corp.	(1,301)	(98,824)

		(118,426)
Electrical Equipment
Eaton Corp. PLC	(422)	(31,291)
Electronic Equipment, Instruments & Components
Arrow Electronics, Inc.	(1,268)	(93,084)
Avnet, Inc.	(1,673)	(76,556)
Corning, Inc.	(3,507)	(94,689)

		(264,329)
Energy Equipment & Services
Nabors Industries, Ltd.	(5,786)	(75,623)
Food Products
Archer-Daniels-Midland Co.	(164)	(7,550)
Kellogg Co.	(117)	(8,495)
Kraft Heinz Co.	(1,023)	(92,899)
Mondelez International, Inc.	(2,208)	(95,121)

		(204,065)
Health Care Equipment & Supplies
Abbott Laboratories	(352)	(15,632)
Medtronic PLC	(1,180)	(95,061)

		(110,693)
Health Care Providers & Services
AmerisourceBergen Corp.	(1,061)	(93,899)
Cardinal Health, Inc.	(1,006)	(82,039)
McKesson Corp.	(374)	(55,449)
Universal Health Services, Inc.	(790)	(98,316)

		(329,703)
Hotels, Restaurants & Leisure
MGM Resorts International	(872)	(23,893)
Household Durables
CalAtlantic Group, Inc.	(1,300)	(48,685)
DR Horton, Inc.	(1,722)	(57,360)
Lennar Corp.	(1,048)	(53,647)
Mohawk Industries, Inc.	(147)	(33,735)
Newell Rubbermaid, Inc.	(1,937)	(91,369)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	17

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Household Durables (continued)
PulteGroup, Inc.	(4,131)	$(97,285)
Whirlpool Corp.	(525)	(89,948)

		(472,029)
Independent Power and Renewable Electricity Producers
Calpine Corp.	(5,446)	(60,178)
Industrial Conglomerates
Danaher Corp.	(1,142)	(97,675)
General Electric Co.	(171)	(5,096)

		(102,771)
Insurance
American International Group, Inc.	(319)	(19,915)
MetLife, Inc.	(1,788)	(94,442)

		(114,357)
Internet & Direct Marketing Retail
Expedia, Inc.	(152)	(19,178)
Leisure Products
Brunswick Corp.	(1,013)	(61,996)
Mattel, Inc.	(3,728)	(95,474)

		(157,470)
Machinery
Caterpillar, Inc.	(885)	(82,093)
Dover Corp.	(1,186)	(95,295)

		(177,388)
Media
Comcast Corp., Class A	(526)	(19,772)
DISH Network Corp.	(1,573)	(99,870)

		(119,642)
Metals & Mining
Freeport-McMoRan, Inc.	(7,515)	(100,400)
United States Steel Corp.	(2,890)	(97,711)

		(198,111)
Multi-Utilities
CMS Energy Corp.	(1,801)	(80,577)
Sempra Energy	(711)	(78,565)

		(159,142)
Multiline Retail
JC Penney Co., Inc.	(1,015)	(6,252)
Oil, Gas & Consumable Fuels
Canadian Natural Resources, Ltd.	(3,051)	(100,042)
Chevron Corp.	(443)	(47,565)
Enbridge, Inc.	(2,259)	(94,517)
Encana Corp.	(3,672)	(42,999)
Hess Corp.	(1,773)	(85,476)

	Shares	Value
Reference Entity — Short
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	(1,491)	$(94,470)
Pioneer Natural Resources Co.	(117)	(21,789)
Weatherford International PLC	(14,908)	(99,138)

		(585,996)
Pharmaceuticals
Eli Lilly & Co.	(719)	(60,475)
Real Estate Investment Trusts (REITs)
Avalonbay Communities, Inc.	(515)	(94,554)
Boston Properties, Inc.	(635)	(84,080)
DDR Corp.	(5,005)	(62,713)
HCP, Inc.	(358)	(11,198)
Host Hotels & Resorts, Inc.	(5,180)	(96,659)
Simon Property Group, Inc.	(483)	(83,091)
Vornado Realty Trust	(152)	(15,247)
Weyerhaeuser Co.	(2,900)	(98,542)

		(546,084)
Road & Rail
Avis Budget Group, Inc.	(2,874)	(85,013)
Hertz Global Holdings, Inc.	(2,143)	(37,588)

		(122,601)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(6,940)	(100,977)
Intel Corp.	(1,075)	(38,775)
Texas Instruments, Inc.	(1,140)	(91,839)

		(231,591)
Software
Oracle Corp.	(1,048)	(46,751)
Specialty Retail
Best Buy Co., Inc.	(2,029)	(99,725)
Gap, Inc.	(905)	(21,983)
L Brands, Inc.	(1,341)	(63,161)
Staples, Inc.	(3,382)	(29,660)
TJX Cos., Inc.	(1,182)	(93,473)

		(308,002)
Textiles, Apparel & Luxury Goods
VF Corp.	(1,009)	(55,465)
Tobacco
Altria Group, Inc.	(1,232)	(87,989)
Philip Morris International, Inc.	(880)	(99,352)

		(187,341)
Trading Companies & Distributors
United Rentals, Inc.	(754)	(94,288)

18	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Wireless Telecommunication Services
Rogers Communications, Inc.	(781)	$(34,536)
Sprint Corp.	(2,792)	(24,234)

		(58,770)
Total Reference Entity — Short		(6,737,047)
Net Value of Reference Entity — Bank of America N.A.		$253,267

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co. International PLC., as of March 31, 2017, expiration date 2/07/19:
Reference Entity — Long
Aerospace & Defense
Boeing Co.	120	21,223
Raytheon Co.	12	1,830

		23,053
Air Freight & Logistics
United Parcel Service, Inc., Class B	25	2,683
Auto Components
Lear Corp.	73	10,335
Automobiles
Ford Motor Co.	937	10,907
General Motors Co.	407	14,391

		25,298
Biotechnology
Amgen, Inc.	16	2,625
Biogen, Inc.	10	2,735
Gilead Sciences, Inc.	35	2,377

		7,737
Building Products
Owens Corning	84	5,155
Chemicals
Chemours Co.	44	1,694
LyondellBasell Industries NV, Class A	47	4,286

		5,980
Commercial Services & Supplies
RR Donnelley & Sons Co.	569	6,890
Waste Management, Inc.	140	10,209

		17,099
Communications Equipment
Juniper Networks, Inc.	428	11,911

	Shares	Value
Reference Entity — Long
Communications Equipment (continued)
Motorola Solutions, Inc.	189	$16,296

		28,207
Consumer Finance
American Express Co.	87	6,883
Capital One Financial Corp.	126	10,919

		17,802
Containers & Packaging
Graphic Packaging Holding Co.	701	9,022
Diversified Consumer Services
H&R Block, Inc.	621	14,438
Service Corp. International	1,007	31,096

		45,534
Diversified Telecommunication Services
Verizon Communications, Inc.	212	10,335
Electric Utilities
Entergy Corp.	35	2,659
FirstEnergy Corp.	247	7,859
PPL Corp.	440	16,452

		26,970
Electronic Equipment, Instruments & Components
Flex Ltd.	996	16,733
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	963	16,091
Ensco PLC, Class A	1,244	11,134
Noble Corp. PLC	168	1,040
Transocean Ltd.	129	1,606

		29,871
Food Products
Campbell Soup Co.	18	1,030
Kellogg Co.	156	11,327

		12,357
Health Care Equipment & Supplies
Becton Dickinson & Co.	74	13,575
Health Care Providers & Services
HCA Holdings, Inc.	216	19,222
McKesson Corp.	75	11,120
Quest Diagnostics, Inc.	312	30,635

		60,977
Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	209	20,505
Household Durables
Tupperware Brands Corp.	44	2,760

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	19

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Household Products
Colgate-Palmolive Co.	339	$24,811
Independent Power and Renewable Electricity Producers
AES Corp.	1,388	15,518
Calpine Corp.	540	5,967

		21,485
Insurance
Assured Guaranty Ltd.	287	10,651
Internet Software & Services
eBay, Inc.	83	2,786
VeriSign, Inc.	12	1,046

		3,832
IT Services
Mastercard, Inc., Class A	717	80,641
Xerox Corp.	465	3,413

		84,054
Machinery
Trinity Industries, Inc.	198	5,257
Media
AMC Networks, Inc., Class A	228	13,379
Walt Disney Co.	128	14,514

		27,893
Metals & Mining
Barrick Gold Corp.	857	16,274
Cliffs Natural Resources, Inc.	839	6,888
Newmont Mining Corp.	375	12,360
Nucor Corp.	29	1,732
Steel Dynamics, Inc.	590	20,508
Teck Resources Ltd., Class B	245	5,366

		63,128
Multiline Retail
Kohl’s Corp.	226	8,997
Macy’s, Inc.	181	5,365
Nordstrom, Inc.	253	11,782
Target Corp.	258	14,239

		40,383
Oil, Gas & Consumable Fuels
Apache Corp.	47	2,415
Chevron Corp.	77	8,267
Occidental Petroleum Corp.	236	14,953
Valero Energy Corp.	230	15,247

		40,882
Pharmaceuticals
Merck & Co., Inc.	92	5,846

	Shares	Value
Reference Entity — Long
Real Estate Investment Trusts (REITs)
CoreCivic, Inc.	197	$6,190
Road & Rail
CSX Corp.	183	8,518
Norfolk Southern Corp.	172	19,259

		27,777
Semiconductors & Semiconductor Equipment
Intel Corp.	798	28,784
KLA-Tencor Corp.	112	10,648
NVIDIA Corp.	397	43,245
QUALCOMM, Inc.	49	2,810

		85,487
Software
Microsoft Corp.	12	790
Technology Hardware, Storage & Peripherals
Apple, Inc.	68	9,769
NetApp, Inc.	658	27,537

		37,306
Trading Companies & Distributors
United Rentals, Inc.	46	5,752
Total Reference Entity — Long		883,512

Reference Entity — Short
Aerospace & Defense
TransDigm Group, Inc.	(77)	(16,952)
Air Freight & Logistics
XPO Logistics, Inc.	(1,085)	(51,961)
Auto Components
Delphi Automotive PLC	(289)	(23,262)
Chemicals
Ashland Global Holdings, Inc.	(31)	(3,838)
EI du Pont de Nemours & Co.	(127)	(10,202)
Methanex Corp.	(1,127)	(52,856)
PolyOne Corp.	(95)	(3,239)

		(70,135)
Diversified Telecommunication Services
AT&T, Inc.	(169)	(7,022)
Frontier Communications Corp.	(7,209)	(15,427)

		(22,449)
Food & Staples Retailing
CVS Health Corp.	(838)	(65,783)
Food Products
Post Holdings, Inc.	(115)	(10,065)

20	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Food Products (continued)
TreeHouse Foods, Inc.	(380)	$(32,171)

		(42,236)
Health Care Equipment & Supplies
Boston Scientific Corp.	(92)	(2,288)
Hotels, Restaurants & Leisure
Wynn Resorts Ltd.	(175)	(20,057)
Household Durables
DR Horton, Inc.	(275)	(9,160)
Household Products
Spectrum Brands Holdings, Inc.	(588)	(81,738)
Industrial Conglomerates
General Electric Co.	(613)	(18,267)
Internet & Direct Marketing Retail
Expedia, Inc.	(204)	(25,739)
IT Services
Fidelity National Information Services, Inc.	(48)	(3,822)
Media
Omnicom Group, Inc.	(1)	(86)
Metals & Mining
Freeport-McMoRan, Inc.	(1,176)	(15,711)
Oil, Gas & Consumable Fuels
Chesapeake Energy Corp.	(14,815)	(88,001)
Continental Resources, Inc.	(518)	(23,528)
Suncor Energy, Inc.	(36)	(1,107)
Weatherford International PLC	(1,145)	(7,614)

		(120,250)
Pharmaceuticals
Mylan NV	(130)	(5,069)
Valeant Pharmaceuticals International, Inc.	(336)	(3,706)

		(8,775)
Professional Services
Verisk Analytics, Inc., Class A	(174)	(14,118)
Real Estate Investment Trusts (REITs)
Host Hotels & Resorts, Inc.	(338)	(6,307)
Medical Properties Trust, Inc.	(1,132)	(14,592)
Omega Healthcare Investors, Inc.	(1,363)	(44,965)

		(65,864)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(3,937)	(57,283)
Software
PTC, Inc.	(72)	(3,784)

	Shares	Value
Reference Entity — Short
Specialty Retail
Signet Jewelers Ltd.	(144)	$(9,975)
Staples, Inc.	(525)	(4,604)

		(14,579)
Textiles, Apparel & Luxury Goods
Under Armour, Inc., Class A	(1,445)	(28,582)
Wireless Telecommunication Services
Sprint Corp.	(1,186)	(10,294)
Total Reference Entity — Short		(793,175)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$90,337

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A., as of March 31, 2017, expiration date 5/01/17:
Reference Entity — Long
Aerospace & Defense
Boeing Co.	334	59,071
Huntington Ingalls Industries, Inc.	219	43,853
Northrop Grumman Corp.	247	58,746
Raytheon Co.	89	13,573

		175,243
Air Freight & Logistics
United Parcel Service, Inc., Class B	741	79,509
Airlines
Southwest Airlines Co.	1,527	82,091
United Continental Holdings, Inc.	1,068	75,444

		157,535
Auto Components
Lear Corp.	375	53,092
Automobiles
Ford Motor Co.	3,967	46,176
General Motors Co.	530	18,741

		64,917
Biotechnology
Amgen, Inc.	220	36,095
Biogen, Inc.	278	76,011
Gilead Sciences, Inc.	1,146	77,836

		189,942
Building Products
Masco Corp.	2,147	72,977

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	21

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Building Products (continued)
Owens Corning	1,050	$64,438

		137,415
Chemicals
Celanese Corp., Series A	150	13,478
Chemours Co.	719	27,681
Eastman Chemical Co.	605	48,884
LyondellBasell Industries NV, Class A	865	78,879
Mosaic Co.	543	15,845

		184,767
Commercial Services & Supplies
Republic Services, Inc.	1,301	81,716
RR Donnelley & Sons Co.	963	11,662
Waste Management, Inc.	967	70,513

		163,891
Communications Equipment
Juniper Networks, Inc.	1,307	36,374
Motorola Solutions, Inc.	35	3,017

		39,391
Consumer Finance
American Express Co.	260	20,569
Capital One Financial Corp.	826	71,581

		92,150
Containers & Packaging
Graphic Packaging Holding Co.	1,331	17,130
Diversified Consumer Services
H&R Block, Inc.	2,915	67,774
Service Corp. International	1,028	31,744

		99,518
Diversified Financial Services
Voya Financial, Inc.	1,378	52,309
Diversified Telecommunication Services
Verizon Communications, Inc.	260	12,675
Electric Utilities
Entergy Corp.	215	16,331
Exelon Corp.	957	34,433
FirstEnergy Corp.	1,165	37,070
PPL Corp.	274	10,245
Xcel Energy, Inc.	1,592	70,765

		168,844
Electrical Equipment
Eaton Corp. PLC	1,005	74,521
Electronic Equipment, Instruments & Components
Flex Ltd.	1,681	28,241

	Shares	Value
Reference Entity — Long
Energy Equipment & Services
Diamond Offshore Drilling, Inc.	636	$10,627
Ensco PLC, Class A	586	5,245
Noble Corp. PLC	12,200	75,518
Transocean Ltd.	3,448	42,928

		134,318
Food & Staples Retailing
Costco Wholesale Corp.	272	45,612
Supervalu, Inc.	4,767	18,400
Sysco Corp.	1,546	80,268
Wal-Mart Stores, Inc.	1,009	72,729

		217,009
Food Products
Campbell Soup Co.	1,395	79,850
General Mills, Inc.	1,107	65,324
Hershey Co.	743	81,173
Kellogg Co.	182	13,215

		239,562
Health Care Equipment & Supplies
Becton Dickinson & Co.	120	22,013
Health Care Providers & Services
HCA Holdings, Inc.	696	61,937
McKesson Corp.	107	15,864
Quest Diagnostics, Inc.	508	49,880

		127,681
Hotels, Restaurants & Leisure
McDonald’s Corp.	631	81,784
Royal Caribbean Cruises Ltd.	636	62,398
Yum! Brands, Inc.	1,242	79,364

		223,546
Household Durables
Toll Brothers, Inc.	467	16,863
Tupperware Brands Corp.	651	40,831

		57,694
Household Products
Clorox Co.	280	37,752
Colgate-Palmolive Co.	655	47,940
Kimberly-Clark Corp.	140	18,428
Procter & Gamble Co.	861	77,361

		181,481
Independent Power and Renewable Electricity Producers
AES Corp.	3,030	33,876
Calpine Corp.	4,045	44,697
NRG Energy, Inc.	4,139	77,399

		155,972

22	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Long
Insurance
Assured Guaranty Ltd.	398	$14,770
Lincoln National Corp.	1,272	83,252
Prudential Financial, Inc.	758	80,864

		178,886
Internet & Direct Marketing Retail
Amazon.com, Inc.	45	39,894
Internet Software & Services
eBay, Inc.	2,180	73,183
VeriSign, Inc.	514	44,774

		117,957
IT Services
Xerox Corp.	3,812	27,980
Machinery
Deere & Co.	728	79,250
Trinity Industries, Inc.	398	10,567

		89,817
Media
AMC Networks, Inc., Class A	305	17,897
Sinclair Broadcast Group, Inc., Class A	1,381	55,931
Viacom, Inc., Class B	832	38,788
Walt Disney Co.	597	67,694

		180,310
Metals & Mining
Barrick Gold Corp.	3,568	67,756
Cliffs Natural Resources, Inc.	2,890	23,727
Goldcorp, Inc.	4,132	60,286
Kinross Gold Corp.	11,744	41,221
Newmont Mining Corp.	1,875	61,800
Nucor Corp.	1,305	77,935
Steel Dynamics, Inc.	1,568	54,504
Teck Resources Ltd., Class B	2,210	48,399

		435,628
Multiline Retail
Kohl’s Corp.	1,878	74,763
Macy’s, Inc.	1,857	55,041
Nordstrom, Inc.	1,623	75,583
Target Corp.	1,177	64,959

		270,346
Oil, Gas & Consumable Fuels
Apache Corp.	1,587	81,556
Chevron Corp.	441	47,350
Exxon Mobil Corp.	181	14,844
Kinder Morgan, Inc.	3,235	70,329
Marathon Petroleum Corp.	1,451	73,333

	Shares	Value
Reference Entity — Long
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	2,133	$60,982
ONEOK, Inc.	1,547	85,766
Tesoro Corp.	226	18,320
Valero Energy Corp.	282	18,694
Williams Cos., Inc.	2,828	83,680

		554,854
Pharmaceuticals
Merck & Co., Inc.	1,163	73,897
Pfizer, Inc.	529	18,097

		91,994
Real Estate Investment Trusts (REITs)
Boston Properties, Inc.	120	15,889
Brixmor Property Group, Inc.	858	18,413
CoreCivic, Inc.	839	26,362
Gaming and Leisure Properties, Inc.	755	25,232
Kimco Realty Corp.	692	15,286
Lamar Advertising Co., Class A	889	66,444
VEREIT, Inc.	1,829	15,528

		183,154
Road & Rail
CSX Corp.	832	38,730
Norfolk Southern Corp.	553	61,919

		100,649
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	2,189	85,152
Intel Corp.	824	29,722
KLA-Tencor Corp.	747	71,017
NVIDIA Corp.	388	42,265
QUALCOMM, Inc.	429	24,599

		252,755
Software
Microsoft Corp.	1,244	81,930
Specialty Retail
Home Depot, Inc.	383	56,236
Technology Hardware, Storage & Peripherals
Apple, Inc.	455	65,365
HP, Inc.	932	16,664
NetApp, Inc.	1,228	51,392
Seagate Technology PLC	365	16,765

		150,186
Trading Companies & Distributors
United Rentals, Inc.	580	72,529
Total Reference Entity — Long		6,035,471

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	23

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Aerospace & Defense
L3 Technologies, Inc.	(92)	$(15,207)
TransDigm Group, Inc.	(300)	(66,048)
Triumph Group, Inc.	(1,791)	(46,118)
United Technologies Corp.	(714)	(80,118)

		(207,491)
Air Freight & Logistics
XPO Logistics, Inc.	(541)	(25,908)
Auto Components
BorgWarner, Inc.	(889)	(37,151)
Delphi Automotive PLC	(550)	(44,270)

		(81,421)
Beverages
Constellation Brands, Inc.	(416)	(67,421)
Chemicals
Ashland Global Holdings, Inc.	(274)	(33,924)
EI du Pont de Nemours & Co.	(385)	(30,927)
Methanex Corp.	(248)	(11,631)
PolyOne Corp.	(685)	(23,352)
Sherwin-Williams Co.	(146)	(45,288)

		(145,122)
Construction & Engineering
MasTec, Inc.	(936)	(37,487)
Construction Materials
Vulcan Materials Co.	(275)	(33,132)
Containers & Packaging
Crown Holdings, Inc.	(1,255)	(66,452)
Distributors
LKQ Corp.	(2,733)	(79,995)
Diversified Financial Services
S&P Global, Inc.	(161)	(21,049)
Diversified Telecommunication Services
AT&T, Inc.	(1,755)	(72,920)
Electronic Equipment, Instruments & Components
Avnet, Inc.	(1,360)	(62,234)
Keysight Technologies, Inc.	(423)	(15,287)

		(77,521)
Energy Equipment & Services
Halliburton Co.	(652)	(32,085)
National Oilwell Varco, Inc.	(424)	(16,998)
Schlumberger Ltd.	(837)	(65,370)

		(114,453)
Food Products
ConAgra Foods, Inc.	(720)	(29,045)
Kraft Heinz Co.	(882)	(80,094)

	Shares	Value
Reference Entity — Short
Food Products (continued)
Mondelez International, Inc.	(339)	$(14,604)
Post Holdings, Inc.	(836)	(73,167)
TreeHouse Foods, Inc.	(556)	(47,071)

		(243,981)
Gas Utilities
National Fuel Gas Co.	(609)	(36,309)
Health Care Equipment & Supplies
Abbott Laboratories	(986)	(43,788)
Boston Scientific Corp.	(2,611)	(64,935)
Stryker Corp.	(509)	(67,010)
Zimmer Biomet Holdings, Inc.	(678)	(82,791)

		(258,524)
Health Care Providers & Services
AmerisourceBergen Corp.	(501)	(44,338)
Centene Corp.	(974)	(69,407)
DaVita HealthCare Partners, Inc.	(200)	(13,594)
Express Scripts Holding Co.	(416)	(27,419)
Humana, Inc.	(234)	(48,237)
Laboratory Corp. of America Holdings	(109)	(15,638)

		(218,633)
Hotels, Restaurants & Leisure
MGM Resorts International	(2,425)	(66,445)
Wyndham Worldwide Corp.	(679)	(57,233)
Wynn Resorts Ltd.	(175)	(20,057)

		(143,735)
Household Durables
DR Horton, Inc.	(797)	(26,548)
KB Home	(1,406)	(27,951)
Lennar Corp.	(477)	(24,418)
Newell Rubbermaid, Inc.	(1,667)	(78,632)
Tempur Sealy International, Inc.	(440)	(20,443)

		(177,992)
Industrial Conglomerates
General Electric Co.	(1,636)	(48,753)
Roper Industries, Inc.	(143)	(29,528)

		(78,281)
Insurance
Loews Corp.	(1,321)	(61,783)
Marsh & McLennan Cos., Inc.	(1,013)	(74,850)
Willis Towers Watson PLC	(621)	(81,283)

		(217,916)
Internet & Direct Marketing Retail
Expedia, Inc.	(446)	(56,272)
Netflix, Inc.	(284)	(41,978)

24	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Internet & Direct Marketing Retail (continued)
Priceline Group, Inc.	(46)	$(81,878)

		(180,128)
Internet Software & Services
Equinix, Inc.	(215)	(86,080)
IT Services
Fidelity National Information Services, Inc.	(959)	(76,356)
Total System Services, Inc.	(485)	(25,928)

		(102,284)
Life Sciences Tools & Services
Thermo Fisher Scientific, Inc.	(410)	(62,976)
Machinery
Stanley Black & Decker, Inc.	(120)	(15,944)
Media
CBS Corp., Class B	(239)	(16,577)
Comcast Corp., Class A	(2,168)	(81,495)
DISH Network Corp.	(1,305)	(82,854)
Live Nation Entertainment, Inc.	(621)	(18,860)
Omnicom Group, Inc.	(157)	(13,535)
Twenty-First Century Fox, Inc.	(428)	(13,863)

		(227,184)
Metals & Mining
Arconic, Inc.	(616)	(16,225)
Freeport-McMoRan, Inc.	(4,866)	(65,010)
Southern Copper Corp.	(2,167)	(77,774)

		(159,009)
Multi-Utilities
Public Service Enterprise Group, Inc.	(1,835)	(81,382)
Sempra Energy	(739)	(81,660)

		(163,042)
Multiline Retail
Dollar General Corp.	(1,121)	(78,167)
Oil, Gas & Consumable Fuels
Canadian Natural Resources, Ltd.	(2,038)	(66,826)
Cimarex Energy Co.	(124)	(14,817)
Concho Resources, Inc.	(392)	(50,309)
ConocoPhillips	(296)	(14,762)
Diamondback Energy, Inc.	(409)	(42,420)
Enbridge, Inc.	(1,841)	(77,028)
Encana Corp.	(3,575)	(41,863)
EQT Corp.	(814)	(49,735)
Hess Corp.	(1,754)	(84,560)
HollyFrontier Corp.	(2,076)	(58,834)
Newfield Exploration Co.	(392)	(14,469)

	Shares	Value
Reference Entity — Short
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	(817)	$(28,056)
Parsley Energy, Inc., Class A	(2,610)	(84,851)
Phillips 66	(206)	(16,319)
Pioneer Natural Resources Co.	(241)	(44,881)
Southwestern Energy Co.	(2,480)	(20,262)
Suncor Energy, Inc.	(451)	(13,868)
Weatherford International PLC	(5,628)	(37,426)

		(761,286)
Pharmaceuticals
Allergan PLC	(341)	(81,472)
Endo International PLC	(2,278)	(25,423)
Mylan NV	(1,063)	(41,446)
Perrigo Co. PLC	(414)	(27,485)
Valeant Pharmaceuticals International, Inc.	(3,701)	(40,822)

		(216,648)
Professional Services
Verisk Analytics, Inc., Class A	(822)	(66,697)
Real Estate Investment Trusts (REITs)
American Tower Corp.	(471)	(57,245)
Avalonbay Communities, Inc.	(445)	(81,702)
Crown Castle International Corp.	(548)	(51,759)
Equity Residential	(1,284)	(79,891)
HCP, Inc.	(769)	(24,054)
Host Hotels & Resorts, Inc.	(1,112)	(20,750)
Medical Properties Trust, Inc.	(5,213)	(67,196)
Omega Healthcare Investors, Inc.	(598)	(19,728)
Simon Property Group, Inc.	(243)	(41,803)

		(444,128)
Real Estate Management & Development
CBRE Group, Inc.	(2,293)	(79,773)
Road & Rail
Avis Budget Group, Inc.	(1,285)	(38,010)
Hertz Global Holdings, Inc.	(3,177)	(55,725)

		(93,735)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	(1,107)	(16,107)
Software
Autodesk, Inc.	(489)	(42,284)
Oracle Corp.	(1,891)	(84,357)
PTC, Inc.	(1,207)	(63,428)
Symantec Corp.	(1,288)	(39,516)

		(229,585)
Specialty Retail
AutoZone, Inc.	(39)	(28,199)
O’Reilly Automotive, Inc.	(102)	(27,524)

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	25

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

	Shares	Value
Reference Entity — Short
Specialty Retail (continued)
Signet Jewelers Ltd.	(805)	$(55,762)
Staples, Inc.	(1,353)	(11,866)

		(123,351)
Textiles, Apparel & Luxury Goods
Coach, Inc.	(1,656)	(68,443)
Under Armour, Inc., Class A	(1,168)	(23,103)

		(91,546)
Thrifts & Mortgage Finance
Radian Group, Inc.	(3,916)	(70,331)

	Shares	Value
Reference Entity — Short
Tobacco
Altria Group, Inc.	(1,106)	$(78,990)
Philip Morris International, Inc.	(714)	(80,611)

		(159,601)
Wireless Telecommunication Services
Sprint Corp.	(3,371)	(29,260)
T-Mobile US, Inc.	(1,090)	(70,403)

		(99,663)
Total Reference Entity — Short		(5,933,008)
Net Value of Reference Entity — Bank of America N.A.		$102,463

Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
OTC	Over-the-Counter
USD	U.S. Dollar

.

26	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Alternative Capital Strategies Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$2,895,693	—	—	$2,895,693
Asset-Backed Securities	—	$4,662,578	$93,598	4,756,176
Corporate Bonds	—	11,795,336	—	11,795,336
Non-Agency Mortgage -Backed Securities	—	254,048	—	254,048
U.S. Government Sponsored Agency Securities	—	11,642,653	—	11,642,653
Options Purchased
Equity contracts	—	2,250	—	2,250
Liabilities:
Investments:
TBA Sale Commitments	—	(647,605)	—	(647,605)

Total	$2,895,693	$27,709,260	$93,598	$30,698,551

BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017	27

Schedule of Investments (concluded)	BlackRock Alternative Capital Strategies Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$815,331	—	$815,331
Forward foreign currency contracts	—	287	—	287
Interest rate contracts	$41,797	—	—	41,797
Liabilities:
Credit contracts	—	(181)	—	(181)
Equity contracts	—	(500)	—	(500)
Forward foreign currency contracts	—	(558)	—	(558)
Interest rate contracts	(31,518)	—	—	(31,518)

Total	$10,279	$814,379	—	$824,658

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended March 31, 2017, there were no transfers between levels.

28	BLACKROCK ALTERNATIVE CAPITAL STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Emerging Markets Equity Strategies Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Austria — 2.0%
Erste Group Bank AG	4,479	$145,845
Brazil — 6.5%
BB Seguridade Participacoes SA	17,028	158,825
BRF SA - ADR	13,252	162,337
Kroton Educacional SA	37,659	159,749

		480,911
China — 17.1%
Alibaba Group Holding Ltd. - ADR (a)	2,663	287,151
Alibaba Group Holding, Ltd. - ADR (a)	741	80,253
China Biologic Products, Inc. (a)	1,076	107,740
China Resources Power Holdings Co. Ltd.	120,000	216,636
Huaneng Power International, Inc. - ADR	5,647	150,380
Industrial & Commercial Bank of China Ltd., Class H	516,000	337,644
ZTO Express Cayman, Inc. - ADR (a)	5,880	76,969

		1,256,773
Colombia — 3.3%
Ecopetrol SA - ADR (a)	26,134	243,569
Czech Republic — 2.8%
Moneta Money Bank (a)(b)	61,402	207,987
Greece — 4.5%
Alpha Bank AE (a)	64,782	115,800
National Bank of Greece SA (a)	395,419	101,185
OPAP SA	11,942	111,137

		328,122
Hungary — 6.2%
Richter Gedeon Nyrt	10,343	234,908
Wizz Air Holdings PLC (a)(b)	10,833	222,389

		457,297
India — 10.4%
Axis Bank Ltd. - GDR	1,785	67,741
ICICI Bank Ltd. - ADR	31,584	271,622
Mahindra & Mahindra Ltd. - GDR	11,456	227,116
Reliance Industries Ltd. - GDR (a)(b)	5,035	202,911

		769,390
Indonesia — 6.5%
Astra International Tbk PT	480,500	311,007
Semen Indonesia Persero Tbk PT	243,200	164,219

		475,226

Common Stocks	Shares	Value
Mexico — 2.9%
America Movil SAB de CV, Series L - ADR	15,049	$213,244
Russia — 6.1%
Gazprom PJSC - ADR	1,330	5,978
Mail.ru Group Ltd. - GDR (a)	5,968	131,893
Novatek PJSC - GDR	1,468	183,054
VTB Bank PJSC	54,292,425	63,590
VTB Bank PJSC - GDR	28,355	64,999

		449,514
South Korea — 9.8%
GSretail Co. Ltd.	4,476	210,977
Hyundai Wia Corp.	1,599	97,106
LG Corp.	2,489	156,342
Pan Ocean Co. Ltd. (a)	28,059	137,994
Shinhan Financial Group Co. Ltd.	2,832	118,001

		720,420
Taiwan — 11.4%
Bizlink Holding, Inc.	37,000	210,326
Quanta Computer, Inc.	69,000	140,290
Silergy Corp.	8,000	147,622
Silicon Motion Technology Corp. - ADR	3,175	148,431
Sino Biopharmaceutical Ltd.	235,000	193,523

		840,912
Thailand — 2.1%
Land & Houses PCL	468,500	132,921
Land & Houses PCL, Foreign Registered Shares	77,300	21,816

		154,737
Turkey — 2.0%
Turk Hava Yollari (a)	95,843	144,263
Turkcell Iletisim Hizmetleri - ADR (a)	773	6,400

		150,663
Ukraine - 1.1%
Ferrexpo PLC	37,621	78,905
United Kingdom — 1.4%
Aberdeen Asset Management PLC (a)	31,448	104,357
Total Common Stocks — 96.1%		7,077,152

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Warrants	Shares	Value
China — 2.9%
Weifu High-Technology Group Co. Ltd. (Issued/exercisable 1/14/16, 1 share for 1 warrant, Expires 12/22/17, Strike Price $0.00)	65,233	$216,282
Total Long-Term Investments (Cost — $6,795,815*) — 99.0%		7,293,434
Other Assets Less Liabilities — 1.0%		73,228

Net Assets — 100.0%		$7,366,662

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,801,846

Gross unrealized appreciation	$617,976
Gross unrealized depreciation	(126,388)

Net unrealized appreciation	$491,588

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	32,905	(32,905)	—	—	$62	—	—

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	6,793,475	USD	325,000	Deutsche Bank AG	5/09/17	$35,898
USD	117,929	MXN	2,351,500	Deutsche Bank AG	5/09/17	(6,993)
USD	222,243	MXN	4,441,975	Deutsche Bank AG	5/09/17	(13,733)
Total						$15,172

2	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

OTC Total Return Swaps[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Credit Suisse International	4/10/17	$74,758	$31,375	[2]	$105,689
	Deutsche Bank AG	4/17/17	(322,929)	1,149	[3]	(321,187)
	HSBC Bank PLC	4/10/17	(117,210)	(3,438)[4]		(117,250)
Total				$29,086		$(332,748)

[1]     The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18 – 492 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD 1Month LIBOR

USD 1Day LIBOR

EUR 1Month LIBOR

GBP 1Month LIBOR

HKD 1Month HIBOR

PLN 1Month WIBOR

[2] Amount includes $444 of net dividends and financing fees.
[3] Amount includes $(593) of net dividends and financing fees.
[4] Amount includes $(3,398) of net dividends and financing fees.

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Credit Suisse International as of March 31, 2017, expiration date 4/10/17:

	Shares	Value
Reference Entity — Long
China
Alibaba Group Holding Ltd. - ADR	339	$36,554
China Life Insurance Co. - ADR	6,881	105,486

		142,040
Greece
Alpha Bank AE	2,669	4,771
Malaysia
Malayan Banking BHD	73,700	148,498
South Africa
Naspers Ltd.	1,943	334,803
Total Reference Entity — Long		630,112

Reference Entity — Short
Brazil
Vale SA	(13,684)	(129,998)
China
AIA Group Ltd.	(35,400)	(223,443)
Philippines
BDO Unibank, Inc.	(72,951)	(170,982)
Total Reference Entity — Short		(524,423)
Net Value of Reference Entity — Credit Suisse International		$105,689

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of March 31, 2017, expiration date 4/17/17:

Reference Entity — Long
BRF SA - ADR	3,109	$38,085
Total Reference Entity — Long		38,085

Reference Entity — Short
Thailand
Airports of Thailand PCL	(94,100)	(107,484)

	Shares	Value
Reference Entity — Short
Philippines
Ayala Land Inc.	(42,300)	$(27,853)
BDO Unibank, Inc.	(6,000)	(14,063)

		(41,916)
Poland
Polski Koncern Naftowy	(8,321)	(209,872)
Total Reference Entity — Short		(359,272)
Net Value of Reference Entity — Deutsche Bank AG		$(321,187)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of March 31, 2017, expiration date 4/10/17:

Reference Entity — Long
China
Bank of China Ltd.	369,000	$183,497
Russia
Gazprom PAO	43,679	195,542
South Korea
Shinhan Financial Group Co. Ltd.	1,208	50,334
Total Reference Entity — Long		429,373

Reference Entity — Short
Hungary
OTP Bank PLC	(4,309)	(120,391)
Philippines
Ayala Land Inc.	(89,300)	(58,800)
BDO Unibank, Inc.	(2,090)	(4,899)

		(63,699)
South Africa
Capitec Bank Holdings. Ltd.	(2,680)	(152,145)
United Kingdom
Prudential PLC	(9,960)	(210,388)
Total Reference Entity — Short		(546,623)
Net Value of Reference Entity — HSBC Bank PLC		$(117,250)

4	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Emerging Markets Equity Strategies Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PLN	Polish Zloty
OTC	Over-the-Counter
USD	U.S. Dollar
WIBOR	Warsaw Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2017	5

Schedule of Investments (concluded)	BlackRock Emerging Markets Equity Strategies Fund

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Austria	—	$145,845	—	$145,845
Brazil	$480,911	—	—	480,911
China	622,240	634,533	—	1,256,773
Colombia	243,569	—	—	243,569
Czech Republic	207,987	—	—	207,987
Greece	—	328,122	—	328,122
Hungary	—	457,297	—	457,297
India	542,274	227,116	—	769,390
Indonesia	—	475,226	—	475,226
Mexico	213,244	—	—	213,244
Russia	137,871	311,643	—	449,514
South Korea	—	720,420	—	720,420
Taiwan	148,431	691,761	—	840,192
Thailand	—	154,737	—	154,737
Turkey	6,400	144,263	—	150,663
Ukraine	—	78,905	—	78,905
United Kingdom	—	104,357	—	104,357
Warrants	—	216,282	—	216,282

Total	$2,602,927	$4,690,507	—	$7,293,434

Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$32,524	—	$32,524
Forward foreign currency contracts	—	35,898	—	35,898
Liabilities:
Equity contracts	—	(3,438)	—	(3,438)
Forward foreign currency contracts	—	(20,726)	—	(20,726)

Total	—	$44,258	—	$44,258

[1]

Derivative financial instruments are swaps and forward foreign currency contracts. Swaps and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

6	BLACKROCK EMERGING MARKETS EQUITY STRATEGIES FUND	MARCH 31, 2017

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Short-Term Inflation-Protected Securities Index Fund (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Inflation Protected Security:
0.13%, 4/15/17	$1,050	$1,050,849
2.63%, 7/15/17	349	353,995
1.63%, 1/15/18	369	376,136
0.13%, 4/15/18	1,311	1,322,426
1.38%, 7/15/18	364	376,027
2.13%, 1/15/19	338	355,790
0.13%, 4/15/19	1,319	1,338,696
1.88%, 7/15/19	384	408,268
1.38%, 1/15/20	466	490,985
0.13%, 4/15/20	1,351	1,371,570
1.25%, 7/15/20	716	757,691
1.13%, 1/15/21	819	862,444
0.13%, 4/15/21	1,245	1,257,551
0.63%, 7/15/21	870	901,970
0.13%, 1/15/22	960	967,133
Total Long-Term Investments (Cost — $12,208,621) — 98.7%		12,191,531

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.11% (a)(b)	102,576	$102,576
Total Short-Term Securities — 0.8%		102,576
Total Investments (Cost — $12,311,197*) — 99.5%		12,294,107
Other Assets Less Liabilities — 0.5%		60,870

Net Assets — 100.0%		$12,354,977

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$12,311,240

Gross unrealized appreciation	$547
Gross unrealized depreciation	(17,680)

Net unrealized depreciation	$(17,133)

Notes to Schedule of Investments

(a)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation
BlackRock Liquidity Funds, T-Fund, Institutional Class	13,890	88,686	102,576	$102,576	$58	—	—

(b)	Current yield as of period end.

BLACKROCK SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	MARCH 31, 2017	1

Schedule of Investments (concluded)	BlackRock Short-Term Inflation-Protected Securities Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investment is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$12,191,531	—	$12,191,531
Short-Term Securities	$102,576	—	—	102,576

Total	$102,576	$12,191,531	—	$12,294,107

During the period ended March 31, 2017, there were no transfers between levels.

2	BLACKROCK SHORT-TERM INFLATION-PROTECTED SECURITIES INDEX FUND	MARCH 31, 2017

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: May 23, 2017